LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Payable [Line Items]
Opening balance	$ 10,585
Interest expense	1,170	$ 1,287
Interest payments	(809)	(494)
Ending balance	13,725	10,585
Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	10,585	10,515
Additions	11,064
Conversion	(2,737)
Extinguishment of loan facility	233
Modification of loan facility	311
Interest expense	1,019	1,287
Interest payments	(809)	(494)
Principal repayment	(4,340)
Fair value adjustment of derivative portion	(673)
Foreign exchange adjustments	255	(377)
Gain on extension of loan payable		(346)
Ending balance	14,286	10,585
A&R Loan Facility Debt Portion [Member] | Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	5,335	5,465
Additions	10,357
Conversion	(2,737)
Extinguishment of loan facility	(195)
Modification of loan facility	(410)
Interest expense	771	1,087
Interest payments	(349)	(494)
Principal repayment	0
Fair value adjustment of derivative portion	0
Foreign exchange adjustments	255	(377)
Gain on extension of loan payable		(346)
Ending balance	13,027	5,335
A&R Loan Facility Derivative Portion [Member] | Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	0	0
Additions	707
Conversion	0
Extinguishment of loan facility	428
Modification of loan facility	99
Interest expense	0	0
Interest payments	0	0
Principal repayment	0
Fair value adjustment of derivative portion	(673)
Foreign exchange adjustments	0	0
Gain on extension of loan payable		0
Ending balance	561	0
Castle Mountain Loan [Member] | Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	5,250	5,050
Additions	0
Conversion	0
Extinguishment of loan facility	0
Modification of loan facility	0
Interest expense	248	200
Interest payments	(460)	0
Principal repayment	(4,340)
Fair value adjustment of derivative portion	0
Foreign exchange adjustments	0	0
Gain on extension of loan payable		0
Ending balance	$ 698	$ 5,250